Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accrued payroll	$ 48,083	$ 45,348
Other payables	195,529	35,616
Accrued expenses and other payables	$ 243,612	80,964
Successor [Member]
Accrued payroll		45,348	$ 7,722
Other payables		35,616	42,145
Accrued expenses and other payables		$ 80,964	$ 49,867
Predecessor [Member]
Accrued payroll
Other payables				14,783
Accrued expenses and other payables				$ 14,783